Others	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Others
39.	OTHERS

a.
On December 20, 2013, the Kaohsiung Environmental Protection Bureau (the “KEPB”) imposed an administrative fine of NT$102,014 thousand (the “Original Fine”) upon ASE for violation of the Water Pollution Control Act. After ASE sought administrative remedies against the Original Fine, the Original Fine has been revoked by final judgment of Supreme Administrative Court on June 8, 2017, and KEPB is ordered to refund the Original Fine to ASE. On December 27, 2019, KEPB has refunded NT$55,062 thousand to ASE. On February 10, 2020, KEPB re-imposed an administrative fine of NT$46,952 thousand (the “New Fine”) upon ASE and offset the New Fine by the remaining amount which shall be refunded to ASE. Therefore, no additional payment that ASE should make for the New Fine. After ASE filed an administrative appeal against the New Fine, the Administrative Appeal Review Committee of Kaohsiung City Government has revoked the New Fine on December 15, 2020 and remanded to KEPB for another legitimate administrative action. On July 10, 2024, KEPB and ASE signed the administrative contract that ASE would pay an administrative fine of NT$260 thousand and fulfill ASE’s corporate social responsibilities by contributing a special fund of NT$50,000 thousand to KEPB for the technology research and development of water pollution prevention. KEPB and ASE reached a settlement on this case. In addition, the KEPB has refunded the aforementioned administrative fine of NT$46,952 thousand to ASE.

b.
The board of directors of Global Advanced Packaging Technology Limited resolved to settle the acquisition of 16.48% shareholding of Hong Kong United Ascend Holdings Limited by using the remaining proceeds of US$380,000 thousand from the disposal of subsidiaries in 2021. The investment has been completed in September 2024 and was included in the line item of financial assets at FVTOCI - non-current as of December 31, 2024.